Distribution Reinvestment and Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2008
Common Shares registered with Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan")	4,850,000	5,000,000
Number of shares available for issuance	4,833,763
Discount range at which common shares can be purchased on a monthly basis with optional cash	0.00%
ShareBasedCompensationArrangementByShareBasedPaymentMaximumDiscountFromMarketPrice	5.00%